Subsequent Event	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Event

17. SUBSEQUENT EVENT

On March 25, 2025, Mr. Andy Chang Liu, the CEO of the Company entered into a share purchase agreement with the Company to acquire 83,093,664 Class B ordinary shares and 18,252,336 Class A ordinary shares at a subscription price of US$0.0397 per share, which was the average closing price per ordinary share for the 30 trading days preceding March 28, 2025. The transaction has been approved by the Board of Directors in March 2025.